SUPPLEMENT DATED APRIL 28, 2025
                     TO THE VARIABLE ANNUITY PROSPECTUS
-------------------------------------------------------------------------------
                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                           SEPARATE ACCOUNT D
                      Individual Variable Annuity
-------------------------------------------------------------------------------
You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about April 30, 2025, BlackRock Investment Management, LLC became a sub-advisor to the Funds listed below.

* VALIC Company I Stock Index Fund



Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.